Consolidated Statements of Operations - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Operations
Net revenue	¥ 1,055,960	¥ 703,636	¥ 468,337
Cost of revenue	(790,286)	(514,997)	(388,171)
Gross profit	265,674	188,639	80,166
Operating expenses
Selling and marketing expenses	(71,578)	(57,588)	(40,556)
General and administrative expenses	(227,370)	(128,714)	(113,711)
Research and development expenses	(9,100)	(3,554)	(1,597)
Loss from operations	(42,374)	(1,217)	(75,698)
Other income (expenses):
Interest income	2,070	1,355	6,935
Interest expenses	(265,234)	(126,901)	(131,908)
Foreign currency exchange (loss) gain, net	18,310	11,107	(875)
Government grants	2,217	3,915	4,870
Gain on remeasurement of equity investment			62,506
Others, net	284	1,174	(412)
Loss before income taxes	(284,727)	(110,567)	(134,582)
Income tax benefits	8,315	11,983	4,583
Net loss	(276,412)	(98,584)	(129,999)
Extinguishment of redeemable preferred shares			(106,515)
Change in redemption value of redeemable preferred shares	205,670	(110,926)	(69,116)
(Cumulative) Dividend on preferred shares	(332,660)	(7,127)	(3,509)
Net loss attributable to ordinary shareholders	¥ (403,402)	¥ (216,637)	¥ (309,139)
Loss per ordinary share
Basic and diluted (in CNY per share)	¥ (1.35)	¥ (0.99)	¥ (1.91)
Weighted average number of ordinary share outstanding
Basic and diluted (in share)	299,093,937	217,987,922	162,070,745